Assets and Disposal Groups Held for Sale (Tables)	12 Months Ended
Mar. 31, 2021
Discontinued Operations And Disposal Groups [Abstract]
Schedule of assets held for sale and disposal groups

	JPY (millions) As of March 31
	2020	2021
Property, plant and equipment	¥41,316	¥—
Goodwill	63,538	12,078
Intangible assets	27,513	8,018
Inventories	3,266	392
Deferred tax assets	21,073	—
Other	574	201
Total assets	¥157,280	¥20,689

Provisions	¥80,841	¥—
Deferred tax liabilities	6,349	—
Total liabilities	¥87,190	¥—